Related-Party Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related-Party Transactions [Abstract]
Schedule Of Cash Payments Made To (Received From) Related Parties

Amounts payable to (receivable from) members related to income taxes under the agreement and reported on our balance sheet consisted of the following:

	At December 31, 2020			At December 31, 2019
	STH	Texas Transmission	Total	STH	Texas Transmission	Total

Federal income taxes payable (receivable)	$(6)	$(1)	$(7)	$(2)	$(1)	$(3)
Texas margin tax payable	23	-	23	22	-	22
Net payable (receivable)	$17	$(1)	$16	$20	$(1)	$19

Cash payments made to (received from) members related to income taxes consisted of the following:

	Year Ended December 31,
	2020			2019			2018
	STH	Texas Transm.	Total	STH	Texas Transm.	Total	STH	EFH Corp.	Texas Transm.	Total

Federal income taxes	$70	$17	$87	$45	$11	$56	$59	$(19)	$10	$50
Texas margin taxes	22	-	22	22	-	22	21	-	-	21
Total payments (receipts)	$92	$17	$109	$67	$11	$78	$80	$(19)	$10	$71